RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 7 - RELATED PARTY TRANSACTIONS

On the date of our inception, we issued 2 million shares of our common stock to our three officers and directors which were recorded at no value (offsetting increases and decreases in Common Stock and Additional Paid in Capital).

DOC Pharma S.A.

As of September 30, 2017, the Company has a prepaid balance of €347,914 ($410,991) to DOC Pharma S.A., this comprises over 10.3% of the Company’s total prepaid balance. As of December 31, 2016, the Company owed €65 ($69) to DOC Pharma S.A.

On November 1, 2015, the Company entered into a €12,000 ($12,662) Loan Agreement with DOC Pharma S.A, pursuant to which DOC Pharma S.A., paid existing bills of the Company in the amount of €12,000, excluding the Vendor Bills. The loan bears an interest rate of 2% per annum and was due and payable in full on October 31, 2016. As of September 30, 2017, the Company has an outstanding principal balance under this note of €12,000 ($14,176) and accrued interest expense of $612.

Grigorios Siokas

On October 1, 2016, the Company borrowed €5,000 ($5,276) from Mr. Siokas related to its subsidiary’s purchase of additional capital of SkyPharm. The loan is non-interest bearing and has a maturity date of October 1, 2017. During the nine months ending September 30, 2017, the Company borrowed an additional €1,000 ($1,181). The outstanding balance as of September 30, 2017 was €6,000 ($7,088).

During the year ended December 31, 2016, the Company borrowed €90,500 ($95,496) as additional loans payable from Mr. Siokas. During the nine months ended September 30, 2017, the Company borrowed an additional €473,621 ($559,488) and paid back €123,000 ($145,300) of these loans. These loans have no formal agreements and bear no interest. As 1of September 30, 2017, the Company has an outstanding principal balance under these loans of €441,121 ($521,096).

As of September 30, 2017, the Company has recorded €59,646 ($70,459) in prepayments to Mr. Siokas for board of directors fees.

Ourania Matsouki

During the year ended December 31, 2016, the Company borrowed €44,995 ($47,479) from Mrs. Matsouki. During the nine months ended September 30, 2017, the Company borrowed an additional €55,000 ($64,982) and paid back €73,437 ($86,751). These loans have no formal agreement and bear no interest. As of September 30, 2017, the Company has an outstanding principal balance under these loans of €26,558 ($31,373).

Konstantinos Vassilopoulos

During the year ended December 31, 2016, Konstantinos Vassilopoulos, US Finance Manager, paid $10,179 of existing bills of the Company. During the nine months ended September 30, 2017, the Company paid back $9,810. There is no formal agreement related to these transactions. As of September 30, 2017 the outstanding balance under this loan is $369.

Dimitrios Goulielmos

On November 21, 2014, SkyPharm entered into a Loan Agreement with Dimitrios Goulielmos, former Chief Executive Officer and a current director of the Company, pursuant to which the Borrower borrowed €330,000 ($401,115) from Mr. Goulielmos. The Loan bears an interest rate of 2% per annum and was due and payable in full on May 11, 2015. On November 4, 2015, €130,000 ($142,860) in principal and the related accrued interest of €733 ($806) was forgiven and the remaining balance of €200,000 will no longer accrue interest as part of the stock purchase agreement with Grigorios Siokas on November 4, 2015 referenced above. As of December 31, 2016, €60,000 ($63,312) of the loan was paid back. During the nine months ended September 30, 2017 an additional €53,500 ($63,200) was paid back and a principal balance of €86,500 ($102,182) and €0.00 of accrued interest remains.

In connection with the Decahedron SPA, on February 9, 2017, Decahedron, Medihelm S.A. and Nikolaos Lazarou entered into a liability transfer agreement whereby the loan previously provided Decahedron to the Mr. Lazarou prior to the acquisition would be cancelled in exchange for Mr. Lazarou’s personal assumption of approximately £172,310 ($220,988) owed to MediHelm S.A., a creditor of Decahedron.

Except as set forth above, we have not entered into any material transactions with any director, executive officer, and promoter, beneficial owner of five percent or more of our common stock, or family members of such persons.

On the date of our inception, we issued 2 million shares of our common stock to our three officers and directors which were recorded at no value (offsetting increases and decreases in Common Stock and Additional Paid in Capital).

DOC Pharma S.A.

As of December 31, 2016, the Company has a prepaid balance of €65 ($69) to DOC Pharma S.A., this comprises over 13% of the Company's total prepaid balance. As of December 31, 2015, the Company owed €111,000 ($121,063) to DOC Pharma S.A.

On November 1, 2015, the Company entered into a €12,000 ($12,662) Loan Agreement with DOC Pharma S.A, pursuant to which DOC Pharma S.A., paid existing bills of the Company in the amount of €12,000, excluding the Vendor Bills. The loan will bear an interest rate of 2% per annum and will be due and payable in full on October 31, 2016. As of December 31, 2016, the Company has an outstanding principal balance under this note of €12,000 ($12,662) and accrued interest expense of $308.

Grigorios Siokas

As of December 31, 2016 the Company has prepaid expenses of €14,646 ($15,454) related to board of directors' fees and related taxes for Grigorios Siokas, Chief Executive Officer. During the year ended December 31, 2015, the Company borrowed €10,000 ($10,906) as loan payable from Mr. Grigorios Siokas. The loan has no formal agreement and bears no interest. During the year ended December 31, 2016, this loan has been paid back in full.

On October 1, 2016, the Company borrowed €5,000 ($5,276) from Mr. Siokas related to its subsidiary’s purchase of additional capital of SkyPharm. The loan is non-interest bearing and has a maturity date of October 1, 2017. The outstanding balance as of December 31, 2016 was €5,000 ($5,276).

During the year ended December 31, 2016, the Company borrowed €90,500 ($95,496) as an additional loan payable from Mr. Siokas. This loan has no formal agreement and bears no interest. As of December 31, 2016, the Company has an outstanding principal balance under this loan of €90,500 ($95,496).

Ourania Matsouki

During the year ended December 31, 2015, the Company borrowed €4,500 ($4,908) from Mrs. Ourania Matsouki, wife of Mr. Grigorios Siokas, Chief Executive Officer. This loan has no formal agreement and bears no interest. This loan was paid back in full during the year ended December 31, 2016.

During the year ended December 31, 2016, the Company borrowed an additional €44,995 ($47,479) from Mrs. Matsouki. This loan has no formal agreement and bears no interest. As of December 31, 2016, the Company has an outstanding principal balance under this loan of €44,995 ($47,479).

Konstantinos Vassilopoulos

During the year ended December 31, 2016, Konstantinos Vassilopoulos, US Finance Manager, paid $10,179 of existing bills of the Company. There is no formal agreement related to these transactions.

Dimitrios Goulielmos

On August 17, 2015, the Company entered into a Loan Agreement with Dimitrios Goulielmos, former Chief Executive Officer and a current Director of the Company, pursuant to which the Company borrowed $50,000 from Mr. Goulielmos. The loan will bear an interest rate of 2% per annum and is due and payable in full on December 15, 2016. As documented in Form 8-K that was filed on November 09, 2015, the loan amount has been fully forgiven by Mr. Goulielmos and was written off as of December 31, 2015.

On March 27, 2015, the Company entered into a Loan Agreement with Dimtrios Goulielmos, former Chief Executive Officer and a current Director of the Company, pursuant to which the Company borrowed $70,000 from Mr. Goulielmos. The loan will bear an interest rate of 2% per annum and is due and payable in full on December 15, 2015. As documented in Form 8-K that was filed on November 09, 2015, the loan amount has been fully forgiven by Mr. Goulielmos and was written off as of December 31, 2015.

On December 29, 2014, the Company entered into a Loan Agreement with Dimitrios Goulielmos, former Chief Executive Officer and a current director of the Company, pursuant to which the Company borrowed $100,000 from Mr. Goulielmos. The Loan will bear an interest rate of 2% per annum and will be due and payable in full on June 30, 2015. As documented in Form 8-K that was filed on November 09, 2015, the loan amount has been fully forgiven by Mr. Goulielmos and was written off as of December 31, 2015.

On November 21, 2014, SkyPharm entered into a Loan Agreement with Dimitrios Goulielmos, former Chief Executive Officer and a current director of the Company, pursuant to which the Borrower borrowed €330,000 ($401,115) from Mr. Goulielmos. The Loan will bear an interest rate of 2% per annum and will be due and payable in full on May 11, 2015. On November 4, 2015, €130,000 ($142,860) in principal and the related accrued interest of €733 ($806) was forgiven and the remaining balance of €200,000 will no longer accrue interest as part of the stock purchase agreement with Grigorios Siokas on November 4, 2015 referenced above. As of December 31, 2016, €60,000 ($63,312) of the loan was paid back, and a principal balance of €140,000 ($147,728) and €0.00 of accrued interest remains.

During 2015, the aggregate forgiveness of related party notes of $362,859 was accounted for as a capital transaction.

In 2014, the aggregate forgiveness of accrued salaries resulted in a gain of $173,092.

On December 29, 2014, the Company borrowed $3,000 from Dimitrios Goulielmos, former Chief Executive Officer and a current director of the Company. The loan was non-interest bearing and was repaid in full in January 2015.

November 2015 Stock Purchase Agreement

On November 4, 2015, Mr. Dimitrios Goulielmos (the "Seller") and Mr. Grigorios Siokas (the "Buyer") entered into a stock purchase agreement, whereby Mr. Goulielmos sold 9,500,000 shares of common stock to Mr. Siokas for $1.00. As part of the agreement, the Seller forgave and released the Company and the Company's subsidiary from all claims except for the repayment of €200,000 that was loaned by the Seller to SkyPharm. In exchange, the Buyer pledged to pay various obligations of the Company as listed in the Annex of the agreement as follows: $16,357 to Malone Bailey, $3,000 in accounting fees, $2,400 to Terzis, the Amplerissimo tax liability of €817,811 and various other obligations estimated between $5,000 and $10,000 (collectively the "Vendor Bills"). The Company subsequently paid the Vendor Bills. Notwithstanding the non-payment of the Vendor Bills by the buyer at that time, in connection with the sale of common stock to Mr. Siokas, on February 26, 2016, Dimitrios Goulielmos resigned from his positions as Chief Executive Officer ("CEO") and Chief Financial Officer ("CFO") of Cosmos Holdings, Inc. (the "Company") but retained his position as a director on the Board of Directors. The Board of Directors appointed Grigorios Siokas to the offices of CEO and CFO and elected him to fill a vacancy and serve on the Board of Directors and as the Chairman of the Board.

We believe that all related party transactions were on terms at least as favorable as we would have secured in arm's-length transactions with third parties. Except as set forth above, we have not entered into any material transactions with any director, executive officer, and promoter, beneficial owner of five percent or more of our common stock, or family members of such persons.